Derivatives Recognized as Hedging Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) gal	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Effective portion of changes in fair value of hedging instruments | $	$ (13,701)	$ 6,385	$ 21,712
Jetfuel [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Notional value of derivatives recognized as hedging instruments | gal	92,560,000